VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Cost
Balance December 31, 2012	$ 2,087,441
Additions	16,795
Write-off	(22)
Balance June 30, 2013	2,104,214
Accumulated Depreciation
Balance December 31, 2012	(340,948)
Additions	(41,309)
Write-off	22
Balance June 30, 2013	(382,235)
Net Book Value
Balance December 31, 2012	1,746,493
Additions	(24,514)
Write-off	0
Balance June 30, 2013	$ 1,721,979